Bank Borrowings	12 Months Ended
Aug. 31, 2025
Bank Borrowings [Abstract]
Bank Borrowings

10. BANK BORROWINGS

Bank borrowings were analyzed as follows:

	As of August 31,
	2025	2024
Bank borrowings – secured and guaranteed	$3,159,319	$3,477,875
Less: current portion due on demand within one year	(3,159,319)	(3,477,875)
Long-term loan, net of current portion	$—	$—

Maturities of the bank borrowings were as follows:

As of August 31, 2025
Year ending August 31, 2026	$1,887,508
Year ending August 31, 2027	272,003
Year ending August 31, 2028	272,003
Year ending August 31, 2029	272,003
Year ending August 31, 2030 and thereafter	621,233
Total bank borrowings repayment	3,324,750
Less: imputed interest	(165,431)
Total	$3,159,319

As of August 31, 2024
Year ended August 31, 2025	$2,046,250
Year ending August 31, 2026	272,710
Year ending August 31, 2027	272,710
Year ending August 31, 2028	272,710
Year ending August 31, 2029 and thereafter	980,453
Total bank borrowings repayment	3,844,833
Less: imputed interest	(366,958)
Total	$3,477,875

Bank borrowings as of August 31, 2025 and 2024 were as follows:

				Weighted average interest rate as of August 31,		Balance as of August 31,
Lender	Type	Maturity date	Currency	2025	2024	2025	2024
(1) Bank of China	Installment loan	September 9, 2029	HK$	0.25%	0.60%	$470,758	$577,076
(2) Fubon bank	Installment loan	May 10, 2033	HK$	1.75%	1.17%	1,073,057	1,127,258
(3) China Citic Bank	Revolving loan	due on demand within one year	HK$	3.56%	2.23%	1,615,504	1,773,541
						$3,159,319	$3,477,875

Note:

(1)	The banking facilities were guaranteed as follows:

(a)	The banking facilities were guaranteed by HKMC Insurance Limited (“HKMC”) under the SME Financing Guarantee Scheme (“SME scheme”); and
(b)	Personal guaranteed amount of US$769,477 (HK$6,000,000) provided by Mr. Lam
(2)	The banking facilities were guarantee as follows:

(a)	The banking facilities were guaranteed by HKMC under the SME Scheme; and

(b)	A joint and several personal guarantee by Mr. Lam and Miss Kwan for amount of not less than $1,154,216 (HK$9,000,000)

(3)	The banking facilities were guaranteed and secured as follows:

(a)	Unlimited corporate and joint personal guarantee by Mr. Lam and Miss Kwan;

(b)	A first legal charge/mortgage and rental assignment over the property from its related parties executed in favour of the Bank.

(c)	Assignment of life insurance benefit from insurance policy in respect of policy owner on the life of Miss Kwan to the Bank.

During the year ended August 31, 2025, the Group revised the classification of its bank borrowings to reflect the sole discretion legal right of the lenders related to those bank borrowings. As a result, certain bank borrowings previously presented as non-current liabilities are now included within current liabilities to conform with the current-year presentation. Comparative amounts have been revised accordingly. This presentation update did not affect the Group’s total assets, total liabilities, equity, net (loss) income, or cash flows for any periods presented.